UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			02-14-2012
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	88
Form 13F Information Table Value Total: 	179669

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	3105		164898		SOLE		156948		NONE	7950
Abbott Laboratories			COM			002824100	200		3557		SOLE		2657		NONE	900
Accenture				SHS CLASS A 		G1151C101	6010		112897		SOLE		106032		NONE	6865
Adobe Systems				COM			00724F101	3426		121185		SOLE		113470		NONE	7715
Advanced Energy				COM			007973100	1775		165410		SOLE		155330		NONE	10080
Agco					COM			001084102	3820		88899		SOLE		83394		NONE	5505
Agnico Eagle Mines			COM			008474108	353		9710		SOLE		9710		NONE	0
Altria Group				COM			02209S103	261		8817		SOLE		8817		NONE	0
Anadarko Petroleum			COM			032511107	2653		34760		SOLE		33365		NONE	1395
Ascent Media Corp			COM SER A		043632108	320		6302		SOLE		5732		NONE	570
Bank of America				COM			060505104	619		111371		SOLE		105421		NONE	5950
Barrick Gold				COM			067901108	3665		80995		SOLE		76960		NONE	4035
Best Buy				COM			086516101	3654		156335		SOLE		145560		NONE	10775
Capitol Federal Financial		COM			14057J101	2565		222245		SOLE		204367		NONE	17878
Chart Industries			COM PAR			16115Q308	5340		98760		SOLE		93285		NONE	5475
ChevronTexaco				COM			166764100	1325		12455		SOLE		12455		NONE	0
Chiquita Banana				COM			170032809	1992		238829		SOLE		224419		NONE	14410
Cisco Systems				COM			17275R102	5185		286755		SOLE		266070		NONE	20685
Coca-Cola				COM			191216100	201		2873		SOLE		2340		NONE	533
Covidien				SHS  			G2554F113	3385		75209		SOLE		70399		NONE	4810
Devon Energy				COM			25179M103	4154		67008		SOLE		63731		NONE	3277
Dominion Resources			COM			25746U109	265		5000		SOLE		5000		NONE	0
DuPont					COM			263534109	213		4661		SOLE		4161		NONE	500
Eastman Chemical			COM			277432100	245		6266		SOLE		6266		NONE	0
Eaton Vance Floating Rate		COM			278279104	218		15335		SOLE		14910		NONE	425
Ecolab					COM			278865100	594		10270		SOLE		10270		NONE	0
Eldorado Gold				COM			284902103	165		12000		SOLE		12000		NONE	0
Emerson Electric			COM			291011104	319		6848		SOLE		6848		NONE	0
Esco Technologies			COM			296315104	4045		140565		SOLE		132620		NONE	7945
Exxon Mobil				COM			30231G102	2417		28520		SOLE		25151		NONE	3369
Flow International			COM			343468104	1939		553930		SOLE		523930		NONE	30000
General Electric			COM			369604103	899		50209		SOLE		45092		NONE	5117
General Mills				COM			370334104	915		22640		SOLE		22640		NONE	0
General Motors				COM			37045V100	1204		59408		SOLE		55110		NONE	4298
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	3814		111370		SOLE		104425		NONE	6945
Goldcorp				COM			380956409	266		6000		SOLE		6000		NONE	0
Green Mountain Coffee			COM			393122106	6144		136991		SOLE		128201		NONE	8790
Headwaters				COM			42210P102	1780		801724		SOLE		747834		NONE	53890
Hugoton Royalty Trust			UNIT BEN INT		444717102	2115		112270		SOLE		105590		NONE	6680
Imperial Oil				COM NEW			453038408	222		5000		SOLE		5000		NONE	0
ING Prime Rate Trust			SH BEN INT		44977W106	91		17925		SOLE		17925		NONE	0
International Business Machine		COM			459200101	599		3258		SOLE		2992		NONE	266
J. M. Smucker				COM NEW			832696405	321		4111		SOLE		4048		NONE	63
Japan Smaller Cap Fund			COM			47109U104	242		33744		SOLE		31410		NONE	2334
Johnson & Johnson			COM			478160104	351		5357		SOLE		4757		NONE	600
Kinross Gold				COM NO PAR		496902404	2772		243175		SOLE		231965		NONE	11210
Kraft Foods				CL A			50075N104	217		5810		SOLE		5810		NONE	0
Ladenburg Thalmann Financial S		COM			50575Q102	74		30000		SOLE		30000		NONE	0
Layne Christensen			COM			521050104	4742		195970		SOLE		184375		NONE	11595
LSB Industries				COM			502160104	5284		188517		SOLE		177342		NONE	11175
M.S. Emerging Markets Debt Fun		COM			61744H105	130		12440		SOLE		12440		NONE	0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2923		56825		SOLE		53575		NONE	3250
Merck					COM			58933Y105	203		5391		SOLE		5213		NONE	178
Metabolix				COM			591018809	1951		428855		SOLE		406725		NONE	22130
MFS Charter Income Trust		SH BEN INT		552727109	100		10900		SOLE		8900		NONE	2000
MFS Multi Market Income			SH BEN INT		552737108	74		11000		SOLE		11000		NONE	0
Microsoft				COM			594918104	5781		222699		SOLE		209407		NONE	13292
Monmouth Real Estate Investmen		CL A 			609720107	2701		295170		SOLE		267970		NONE	27200
MS Emerging Mkts Debt			COM			617477104	142		10045		SOLE		10045		NONE	0
National Oilwell Varco			COM			637071101	5587		82173		SOLE		76918		NONE	5255
NETWORK ENGINES INC			COM			64121A107	58		60000		SOLE		60000		NONE	0
Newmont Mining				COM			651639106	2894		48222		SOLE		46332		NONE	1890
Nokia Corp Spon Adr			SPONSORED ADR		654902204	2285		474050		SOLE		445410		NONE	28640
NTT Docomo				SPONS ADR		62942M201	4196		228639		SOLE		214839		NONE	13800
Overhill Farms				COM			690212105	2103		566725		SOLE		544525		NONE	22200
Pearson Plc				SPONSORED ADR		705015105	2197		116410		SOLE		108340		NONE	8070
Penn West Petroleum Ltd			COM			707887105	995		50270		SOLE		47170		NONE	3100
People's United Financial		COM			712704105	4080		317519		SOLE		292494		NONE	25025
Pepsico					COM			713448108	256		3858		SOLE		3608		NONE	250
Philip Morris Intl Inc			COM			718172109	652		8307		SOLE		8307		NONE	0
Platinum Group Metals			COM NEW			72765Q205	23		26800		SOLE		26800		NONE	0
Procter & Gamble			COM			742718109	1814		27187		SOLE		25068		NONE	2119
Quanta Services Inc			COM			74762E102	4109		190780		SOLE		180260		NONE	10520
RF MICRO DEVICES INC			COM			749941100	86		16000		SOLE		16000		NONE	0
Streetracks Gold Trust			GOLD SHS		78463V107	477		3210		SOLE		3210		NONE	0
Stryker					COM			863667101	4217		84840		SOLE		79605		NONE	5235
SunOpta					COM			8676EP108	3629		752860		SOLE		709660		NONE	43200
Symantec				COM			871503108	3086		197218		SOLE		185393		NONE	11825
TELLABS INC				COM			879664100	40		10000		SOLE		10000		NONE	0
Templeton Global Income			COM			880198106	1178		124671		SOLE		116371		NONE	8301
TJX Companies				COM			872540109	3728		57749		SOLE		54279		NONE	3470
TOREADOR RESOURCES CORP			COM			891050106	196		38000		SOLE		38000		NONE	0
TRIANGLE PETROLEUM CORP			COM NEW			89600B201	90		15000		SOLE		15000		NONE	0
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	983		12160		SOLE		11410		NONE	750
Veolia Environnement			SPONSORED ADR		92334N103	1690		152940		SOLE		144690		NONE	8250
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5819		207608		SOLE		195387		NONE	12221
W. P. Carey				COM			92930Y107	7730		188815		SOLE		177725		NONE	11090
Williams				COM			969457100	4986		151000		SOLE		140995		NONE	10005




